Derivative financial instruments and Short positions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
"Swap"
Trading
Notional	[1]	R$ 0	R$ 0	R$ 0
Fair Value		(1,431,110)	1,108,760	3,142,125
"Swap" | Liabilities
Trading
Notional	[1]	176,385,349	199,709,355	184,350,947
Fair Value		(45,918,384)	(56,185,419)	(21,169,360)
"Swap" | CDI (Interbank Deposit Rates) | Liabilities
Trading
Notional	[1]	11,801,600	16,664,176	23,178,722
Fair Value		0	0	0
"Swap" | Fixed Interest Rate - Real | Liabilities
Trading
Notional	[1]	88,317,044	114,055,076	133,185,717
Fair Value		(23,075,374)	(21,687,884)	(17,414,147)
"Swap" | Indexed to Price and Interest Rates | Liabilities
Trading
Notional	[1]	24,308,601	40,146,968	12,767,212
Fair Value		(21,775,017)	(34,107,210)	(3,518,297)
"Swap" | Foreign Currency | Liabilities
Trading
Notional	[1]	50,748,008	28,420,467	15,049,776
Fair Value		0	0	(38,836)
"Swap" | Others | Liabilities
Trading
Notional	[1]	1,210,096	422,668	169,520
Fair Value		(1,067,993)	(390,325)	(198,080)
"Swap" | Assets
Trading
Notional	[1]	177,233,869	202,081,214	196,887,188
Fair Value		44,487,274	57,294,179	24,311,485
"Swap" | Assets | CDI (Interbank Deposit Rates)
Trading
Notional	[1]	36,135,015	33,289,522	44,868,680
Fair Value		24,267,591	22,409,496	22,759,822
"Swap" | Assets | Fixed Interest Rate - Real
Trading
Notional	[1]	47,968,999	95,700,715	126,300,261
Fair Value		0	0	0
"Swap" | Assets | Indexed to Price and Interest Rates
Trading
Notional	[1]	2,581,215	5,592,892	9,225,789
Fair Value		0	0	0
"Swap" | Assets | Foreign Currency
Trading
Notional	[1]	90,495,240	67,493,635	16,492,458
Fair Value		20,219,683	34,884,683	1,551,663
"Swap" | Assets | Others
Trading
Notional	[1]	53,400	4,450	0
Fair Value		0	0	0
Options
Trading
Notional	[1]	335,073,080	190,061,609	175,841,405
Fair Value		153,149	168,034	(230,482)
Options | Sold Position
Trading
Notional	[1]	185,996,284	102,557,776	91,957,439
Fair Value		(563,787)	(385,183)	(1,166,002)
Options | Call Option - US Dollar | Sold Position
Trading
Notional	[1]	7,615,856	5,595,163	4,314,988
Fair Value		(101,034)	(117,059)	(141,172)
Options | Put Option - US Dollar | Sold Position
Trading
Notional	[1]	12,160,912	5,919,598	7,390,733
Fair Value		(169,431)	(77,145)	(952,407)
Options | Call Option - Other | Sold Position
Trading
Notional	[1]	31,679,919	19,880,180	30,441,646
Fair Value		(66,002)	(35,961)	(46,940)
Options | Interbank Market | Sold Position
Trading
Notional	[1]	29,609,298	19,151,110	27,597,764
Fair Value		(13,195)	(515)	(4,087)
Options | Others | Sold Position
Trading
Notional	[1],[2]	2,070,621	729,070	2,843,882
Fair Value	[2]	(52,807)	(35,446)	(42,853)
Options | Put Option - Other | Sold Position
Trading
Notional	[1]	134,539,597	71,162,835	49,810,072
Fair Value		(227,320)	(155,018)	(25,483)
Options | Interbank Market | Sold Position
Trading
Notional	[1]	133,703,672	70,494,622	49,245,495
Fair Value		(179,841)	(126,743)	(5,793)
Options | Others | Sold Position
Trading
Notional	[1],[2]	835,925	668,213	564,577
Fair Value	[2]	(47,479)	(28,275)	(19,690)
Options | Purchased Position
Trading
Notional	[1]	149,076,796	87,503,833	83,883,966
Fair Value		716,936	553,217	935,520
Options | Purchased Position | Call Option - US Dollar
Trading
Notional	[1]	14,518,058	9,369,821	12,693,748
Fair Value		239,079	169,542	181,463
Options | Purchased Position | Put Option - US Dollar
Trading
Notional	[1]	8,893,620	5,130,392	3,788,161
Fair Value		90,736	42,389	392,048
Options | Purchased Position | Call Option - Other
Trading
Notional	[1]	3,118,344	1,953,481	20,115,932
Fair Value		131,297	59,220	62,517
Options | Purchased Position | Interbank Market
Trading
Notional	[1]	639,488	1,185,310	17,391,500
Fair Value		4,537	389	7,062
Options | Purchased Position | Others
Trading
Notional	[1],[2]	2,478,856	768,171	2,724,432
Fair Value	[2]	126,760	58,831	55,455
Options | Purchased Position | Put Option - Other
Trading
Notional	[1]	122,546,774	71,050,139	47,286,125
Fair Value		255,824	282,066	299,492
Options | Purchased Position | Interbank Market
Trading
Notional	[1]	121,782,816	70,295,282	46,106,600
Fair Value		217,726	257,943	18,029
Options | Purchased Position | Others
Trading
Notional	[1],[2]	763,958	754,857	1,179,525
Fair Value	[2]	38,098	24,123	281,463
Future Contracts
Trading
Notional	[1]	289,508,200	161,725,596	104,651,180
Fair Value		0	0	0
Future Contracts | Sold Position
Trading
Notional	[1]	203,304,466	106,919,574	64,254,724
Fair Value		0	0	0
Future Contracts | Sold Position | Exchange Coupon (DDI)
Trading
Notional	[1]	146,948,795	55,016,928	15,048,490
Fair Value		0	0	0
Future Contracts | Sold Position | Interest Rates (DI1 and DIA)
Trading
Notional	[1]	54,160,203	51,135,994	29,047,678
Fair Value		0	0	0
Future Contracts | Sold Position | Foreign Currency
Trading
Notional	[1]	1,992,574	745,849	17,384,256
Fair Value		0	0	0
Future Contracts | Sold Position | Indexes
Trading
Notional	[1],[3]	202,894	20,803	185,506
Fair Value	[3]	0	0	0
Future Contracts | Sold Position | Treasury Bonds/Notes
Trading
Notional	[1]	0	0	2,588,794
Fair Value		0	0	0
Future Contracts | Purchased Position
Trading
Notional	[1]	86,203,734	54,806,022	40,396,456
Fair Value		0	0	0
Future Contracts | Purchased Position | Exchange Coupon (DDI)
Trading
Notional	[1]	20,590,068	9,616,936	14,473,180
Fair Value		0	0	0
Future Contracts | Purchased Position | Interest Rates (DI1 and DIA)
Trading
Notional	[1]	32,690,685	26,456,303	23,756,523
Fair Value		0	0	0
Future Contracts | Purchased Position | Foreign Currency
Trading
Notional	[1]	32,456,813	16,733,437	1,393,538
Fair Value		0	0	0
Future Contracts | Purchased Position | Indexes
Trading
Notional	[1],[3]	466,168	1,780,311	195,160
Fair Value	[3]	0	0	0
Future Contracts | Purchased Position | Others
Trading
Notional	[1]	0	219,035	578,055
Fair Value		0	0	0
Forward Contracts and Others
Trading
Notional	[1]	90,910,841	47,823,561	50,853,154
Fair Value		1,055,456	(720,823)	1,643,013
Forward Contracts and Others | Sold Commitment
Trading
Notional	[1]	52,244,572	24,317,465	29,988,984
Fair Value		(248,105)	(1,368,199)	(1,743,334)
Forward Contracts and Others | Currencies | Sold Commitment
Trading
Notional	[1]	51,958,529	22,096,104	29,911,406
Fair Value		(252,160)	(1,364,617)	(1,826,965)
Forward Contracts and Others | Others | Sold Commitment
Trading
Notional	[1]	286,043	2,221,361	77,578
Fair Value		4,055	(3,582)	83,631
Forward Contracts and Others | Purchased Commitment
Trading
Notional	[1]	38,666,269	23,506,096	20,864,170
Fair Value		1,303,561	647,376	3,386,347
Forward Contracts and Others | Purchased Commitment | Currencies
Trading
Notional	[1]	38,095,625	21,525,220	19,951,984
Fair Value		1,250,706	618,007	3,391,275
Forward Contracts and Others | Purchased Commitment | Others
Trading
Notional	[1]	570,644	1,980,876	912,186
Fair Value		R$ 52,855	R$ 29,369	R$ (4,928)

[1]	Nominal value of updated contracts.
[2]	Includes options of index, mainly being options involving US treasury, shares and stock indexes.
[3]	Includes Bovespa and S&P index.